Note 37 Interest expense breakdown by origin (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Interest expense by origin [Line Items]
Interest expense on financial liabilities held for trading		€ 3,834	€ 1,140	€ 1,339
Interest expense on financial liabilities designated at fair value through profit or loss		130	58	52
Interest Expense For Financial Liabilities Measured At Amortised Cost		19,164	9,985	6,130
Interest Expense For Adjustment Interest On Accounting Coverage		809	(232)	(360)
Interest Expense For Insurance Activity	[2]	633	948	773
Interest Expense On Chargeable Cost To Pension Funds		110	76	52
Other Interest Expense		80	333	342
Interest expense		€ 24,761	€ 12,309	€ 8,329

[1]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(2) 2021 presented in accordance with IFRS 4